Equity-accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Income from vessel operations	$ 6,700	$ 384,290	$ 625,132
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Revenues	980,078	882,650	985,318
Income from vessel operations	258,006	365,472	433,023
Realized and unrealized (loss) gain on non-designated derivative instruments	(17,438)	(10,900)	(38,955)
Net income	38,646	239,766	$ 275,259
Equity Method Investments | Other assets - current
Schedule of Equity Method Investments [Line Items]
Current assets	370,790	150,378
Equity Method Investments | Other assets - non-current
Schedule of Equity Method Investments [Line Items]
Non-current assets	500,108	74,096
Equity Method Investments | Other liabilities - current
Schedule of Equity Method Investments [Line Items]
Current liabilities	593,968	160,312
Equity Method Investments | Other liabilities - non-current
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	751,416	213,060
Equity Method Investments | Vessels and Equipment
Schedule of Equity Method Investments [Line Items]
Non-current assets	8,056,504	4,655,170
Cash and restricted cash | Cash
Schedule of Equity Method Investments [Line Items]
Current assets	555,566	500,355
Net investment in direct financing leases
Schedule of Equity Method Investments [Line Items]
Non-current assets	1,973,307	1,776,954
Current portion of long-term debt and obligations related to capital leases
Schedule of Equity Method Investments [Line Items]
Current liabilities	764,098	360,942
Long-term debt and obligations related to capital leases
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 5,957,406	$ 4,208,214